Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Employment benefits payable	¥ 3,203,478	¥ 3,030,885
Tax payable	553,507	631,590
Payable to external suppliers	433,410	525,952
Payable to investees	431,148
Others	862,214	637,583
Total	¥ 5,483,757	¥ 4,826,010